SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 97.15%
Brazil — 6.72%
99,300	Banco do Brasil SA	$1,026,555
335,200	Cia Brasileira de Aluminio	352,127
84,500	Hypera SA	814,258
112,500	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	605,003
90,500	Lojas Renner SA	379,147
107,600	Sao Martinho SA	766,966
94,520	SLC Agricola SA	755,063

		4,699,119

Chile — 2.34%
69,771	Antofagasta Plc	1,297,494
4,700	Sociedad Quimica y Minera de Chile SA, ADR	341,314

		1,638,808

China — 25.79%
279,700	Alibaba Group Holding Ltd.*	2,911,630
60,750	Baidu, Inc., Class A*	1,036,139
166,598	Beijing New Building Materials Plc, Class A	562,411
424,500	China Overseas Land & Investment Ltd.	928,656
650,000	Chinasoft International Ltd.	409,928
960,000	CIMC Enric Holdings Ltd.	859,612
980,000	CSPC Pharmaceutical Group Ltd.	852,873
4,900	Daqo New Energy Corp., ADR*	194,530
254,000	Flat Glass Group Co. Ltd., Class H	870,902
148,000	Midea Group Co. Ltd., Class A	1,203,048
1,172,000	Nexteer Automotive Group Ltd.	614,232
812,710	Ping An Bank Co. Ltd., Class A	1,259,702
297,999	Ping An Insurance Group Co. of China Ltd., Series H	1,903,295
77,092	Sieyuan Electric Co. Ltd., Class A	496,532
238,000	SITC International Holdings Co. Ltd.	435,819
969,000	Topsports International Holdings Ltd.(a)	843,053
18,200	Trip.com Group Ltd.*	635,351
118,998	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	594,852
326,868	Xinyi Glass Holdings Ltd.	510,999
1,759,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	912,676

		18,036,240

Egypt — 0.78%
477,434	Commercial International Bank Egypt SAE, GDR	545,128

Greece — 0.60%
255,903	Alpha Services and Holdings SA*	419,158

Hong Kong — 0.55%
1,252,000	Pacific Basin Shipping Ltd.	382,009

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Hungary — 1.42%
28,007	OTP Bank Nyrt	$995,661

India — 9.98%
191,982	Apollo Tyres Ltd.	953,472
113,049	Axis Bank Ltd.	1,364,089
216,795	Hindalco Industries Ltd.	1,117,966
155,698	KEC International Ltd.	1,047,455
504,908	Redington Ltd.	1,148,359
49,605	Shriram Finance Ltd.	1,051,524
35,386	UPL Ltd.	297,175

		6,980,040

Indonesia — 1.25%
1,420,900	Bank Negara Indonesia Persero Tbk PT	871,795

Korea — 13.65%
11,234	DB Insurance Co. Ltd.	638,063
11,656	E-MART, Inc.	682,495
28,046	Hana Financial Group, Inc.	837,244
17,645	HL Mando Co. Ltd.	725,860
4,810	Hyundai Motor Co.	756,586
20,201	LG Corp.	1,354,686
66,609	Samsung Electronics Co. Ltd.	3,667,710
10,022	SK Hynix, Inc.	880,577

		9,543,221

Mexico — 2.00%
531,514	Gentera SAB de CV	568,559
115,100	Regional SAB de CV	833,949

		1,402,508

Pakistan — 0.34%
936,367	Habib Bank Ltd.	238,695

Peru — 1.50%
7,100	Credicorp Ltd.	1,048,244

Philippines — 1.67%
465,250	BDO Unibank, Inc.	1,165,024

Russia — 0.00%
2,322,600	Sistema PJSFC*,(b),(c),(d)	0
893,930	United Co. RUSAL International PJSC(b),(c),(d)	0

		0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Saudi Arabia — 0.88%
62,786	Saudi National Bank (The)	$619,241

South Africa — 7.11%
1,315,941	Growthpoint Properties Ltd., REIT	814,534
91,152	Mr Price Group Ltd.	695,307
125,162	MTN Group Ltd.	919,609
9,941	Naspers Ltd., N Shares	1,795,953
1,157,173	Old Mutual Ltd.	745,230

		4,970,633

Taiwan — 14.96%
129,143	Chailease Holding Co. Ltd.	849,089
115,000	Elite Material Co. Ltd.	903,238
21,000	Globalwafers Co. Ltd.	337,021
85,583	Innodisk Corp.	892,675
31,703	Lotes Co. Ltd.	877,859
46,000	MediaTek, Inc.	1,018,250
96,000	Merida Industry Co. Ltd.	686,405
265,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,895,433

		10,459,970

Thailand — 1.35%
258,600	Kasikornbank Public Co. Ltd.	946,508

Turkey — 0.49%
85,009	KOC Holding AS	340,423

United Arab Emirates — 1.28%
641,726	Aldar Properties PJSC	897,507

United States — 1.20%
296,700	Samsonite International SA*,(a)	839,007

Vietnam — 1.29%
386,450	Vinhomes JSC*,(a)	903,315

Total Common Stocks (Cost $73,392,289)		67,942,254

Preferred Stocks — 1.75%
Brazil — 1.15%
85,900	Centrais Eletricas Brasileiras SA, Class B	800,480

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Colombia — 0.60%
89,883	Banco Davivienda SA	$422,506

Total Preferred Stocks (Cost $1,354,342)		1,222,986

Investment Company — 0.35%
247,737	U.S. Government Money Market Fund, RBC Institutional Class 1 (e)	247,737

Total Investment Company (Cost $247,737)		247,737

Total Investments		$69,412,977
(Cost $74,994,368) — 99.25%
Other assets in excess of liabilities — 0.75%		522,149

NET ASSETS — 100.00%		$69,935,126

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security subject to legal or contractual restrictions on resale. (e) Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.22%
Information Technology	23.90%
Consumer Discretionary	18.64%
Industrials	10.72%
Real Estate	5.06%
Materials	4.87%
Consumer Staples	3.16%
Communication Services	2.80%
Health Care	2.38%
Utilities	1.15%
Other*	1.10%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.